Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,398,000
Previously Paid Amount	0.00
Total Fee Amount	469.26
Total Offset Amount	0.00
Net Fee	469.26
Narrative - Max Aggregate Offering Price	$ 3,398,000
Final Prospectus	true